REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 105,079	$ 75,196	$ 201,882	$ 147,924
Cost of revenue	71,359	52,402	140,541	102,561
Gross profit	33,720	22,794	61,341	45,363
Salaries and related costs	11,708	7,901	21,977	16,231
General and administrative expenses	10,552	4,652	17,514	9,950
Acquisition costs	466	47	1,960	74
Depreciation and amortization	7,044	4,356	12,463	8,671
Income from operations	3,950	5,838	7,427	10,437
Intercompany eliminations
Segment Reporting Information [Line Items]
Net revenue	(14,476)	(6,636)	(25,127)	(10,246)
Cost of revenue	(14,476)	(6,587)	(25,127)	(10,246)
Brand Direct
Segment Reporting Information [Line Items]
Net revenue	59,876	45,374	116,055	86,275
Brand Direct | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	59,876	45,374	116,055	86,275
Cost of revenue	44,321	34,410	87,140	65,298
Marketplace
Segment Reporting Information [Line Items]
Net revenue	57,763	35,218	107,022	69,396
Marketplace | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	57,763	35,218	107,022	69,396
Cost of revenue	41,056	24,541	77,654	47,440
Other
Segment Reporting Information [Line Items]
Net revenue	1,916	1,240	3,932	2,499
Other | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	1,916	1,240	3,932	2,499
Cost of revenue	$ 458	$ 38	$ 874	$ 69